PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Accounts receivable - service income		$ 25,944	$ 0
Accounts receivable - Tonogold reimbursements		407,127	0
Accrued interest receivable		487,651
Surety bond and insurance		229,124	139,527
Receivable on sale of equity securities		0	200,000
Other		187,137	195,951
Total prepaid expenses and other current assets	$ 1,576,962	$ 1,336,983	$ 535,478